ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS - Accounts receivable, net of provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 69,857,239	$ 57,084,540
Less: provision for doubtful accounts	(4,702,394)	(2,460,780)
Accounts receivable, net of provision for doubtful accounts	65,154,845	54,623,760
Provisions for doubtful accounts of accounts receivable	$ 1,960,604	$ 1,561,805	$ 630,980